Segments of Business - Segment Net Sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Sales by segment of business
Total	$ 4,011	$ 3,804	$ 7,863	$ 7,394	$ 14,950	$ 15,054	$ 14,467
Self Care
Sales by segment of business
Total	1,661	1,481	3,301	2,946	6,030	5,643	5,235
Skin Health and Beauty
Sales by segment of business
Total	1,147	1,126	2,258	2,138	4,350	4,541	4,450
Essential Health
Sales by segment of business
Total	$ 1,203	$ 1,197	$ 2,304	$ 2,310	$ 4,570	$ 4,870	$ 4,782